Risk management - Cover values including guarantees received - Total ING Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 887,454	€ 853,930
Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	841,367	803,258
Total Lending, Investment and Money Market | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	771,536	729,171
Total Lending, Investment and Money Market | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	26,761	24,981
Total Lending, Investment and Money Market | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	121,811	120,236
Total Lending, Investment and Money Market | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	341,039	333,326
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	331,288	329,949
Consumer Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	609,967	574,786
Consumer Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6,208	3,775
Consumer Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	26,117	26,766
Consumer Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	38,438	36,774
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	388,270	378,444
Business Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	161,474	154,351
Business Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	20,431	21,073
Business Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	94,913	93,407
Business Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	302,357	296,286
Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	121,809	94,866
Investment and Money Market [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	95	33
Investment and Money Market [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	121	133
Investment and Money Market [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	782	64
Investment and Money Market [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	245	266
Pre-settlement [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 46,086	€ 50,672
No cover [member] | Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	36.90%	31.40%
No cover [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.70%	6.90%
No cover [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	43.10%	36.70%
No cover [member] | Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	99.20%	96.00%
Partially covered [member] | Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	12.70%	15.00%
Partially covered [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.50%	7.60%
Partially covered [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	21.20%	24.30%
Partially covered [member] | Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	3.90%
Fully covered [member] | Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	50.40%	53.50%
Fully covered [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	85.80%	85.50%
Fully covered [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	35.70%	39.10%
Fully covered [member] | Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.70%	0.10%